Prospectus Supplement August 1, 2001

To the Prospectus dated May 1, 2001 of:

IDS Life Flexible Annuity (S-6155 T)
IDS Life Employee Benefit Annuity (S-6157 R)
IDS Life Variable Retirement and Combination Retirement Annuities (S-6154 P)

In the section entitled "The Variable Accounts and The Funds," the accounts that became available June 1, 2001 are amended to read:

----------------------- ------------- ---------------------------- ------------------------- ------------------------
IDS Life Account        Established   Investing In                 Investment Objectives     Investment Advisor or
                                                                   and Policies              Manager
----------------------- ------------- ---------------------------- ------------------------- ------------------------
PZ                      03/30/01      AXP(R)Variable Portfolio -    Objective: high level     IDS Life, investment
                                      Diversified Equity  Income   of current income and,    manager;  AEFC,
                                      Fund                         as a secondary goal,      investment advisor.
                                                                   steady growth of
                                                                   capital. Invests
                                                                   primarily in
                                                                   dividend-paying common
                                                                   and preferred stocks.
----------------------- ------------- ---------------------------- ------------------------- ------------------------
RZ                      03/30/01      AXP(R)Variable Portfolio -    Objective: growth of      IDS Life, investment
                                      Equity Select Fund           capital. Invests          manager;  AEFC,
                                                                   primarily in growth of    investment advisor.
                                                                   medium-sized companies.
----------------------- ------------- ---------------------------- ------------------------- ------------------------
QZ                      03/30/01      AXP(R)Variable Portfolio -    Objective: long term      IDS Life, investment
                                      Growth Fund                  capital growth. Invests   manager;  AEFC,
                                                                   primarily in common       investment advisor.
                                                                   stocks and securities
                                                                   convertible into common
                                                                   stocks that appear to
                                                                   offer growth
                                                                   opportunities.
----------------------- ------------- ---------------------------- ------------------------- ------------------------
SZ                      03/30/01      Alliance VP Growth &         Objective: reasonable     Alliance Capital
                                      Income Portfolio  (Class B)  current income and        Management, L.P.
                                                                   reasonable
                                                                   appreciation. Invests
                                                                   primarily in
                                                                   dividend-paying common
                                                                   stocks of good quality.
----------------------- ------------- ---------------------------- ------------------------- ------------------------
TZ                      03/30/01      Wells Fargo VT Small Cap     Objective: long-term      Wells Fargo Funds
                                      Growth Fund                  capital appreciation.     Management, LLC,
                                                                   Invests primarily in      Advisor; Wells Capital
                                                                   common stocks issued by   Management
                                                                   companies whose market    Incorporated,
                                                                   capitalization falls      sub-advisor.
                                                                   within the range of the
                                                                   Russell 2000 Index,
                                                                   which is considered a
                                                                   small capitalization
                                                                   index.
----------------------- ------------- ---------------------------- ------------------------- ------------------------

S-6155-21 A (8/01)
Valid until May 1, 2002